Application of IFRS 9 Financial Instruments and IFRS 15 Revenue from Contracts with Customers_The Carrying Amounts Of The Categories Of Financial Assets per IFRS 9 As Of The Initial Application Date(Details)
₩ in Millions
	Jan. 01, 2018 KRW (₩)
Disclosure of financial assets at date of initial application of IFRS 9 [Line Items]
Financial assets, carrying amount immediately after initial application of IFRS 9	₩ 421,708,635	[1]
Financial Assets At Fair Value Through Profit Or Loss Category [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [Line Items]
Financial assets, carrying amount immediately after initial application of IFRS 9	48,175,839
Financial assets at fair value through other comprehensive income, category [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [Line Items]
Financial assets, carrying amount immediately after initial application of IFRS 9	35,979,653
Financial assets at amortised cost, category [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [Line Items]
Financial assets, carrying amount immediately after initial application of IFRS 9	337,241,019	[1]
Derivatives Assets Held For Hedging [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [Line Items]
Financial assets, carrying amount immediately after initial application of IFRS 9	312,124
Cash and due from financial institutions
Disclosure of financial assets at date of initial application of IFRS 9 [Line Items]
Financial assets, carrying amount immediately after initial application of IFRS 9	17,020,727
Cash and due from financial institutions | Financial Assets At Fair Value Through Profit Or Loss Category [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [Line Items]
Financial assets, carrying amount immediately after initial application of IFRS 9	0
Cash and due from financial institutions | Financial assets at fair value through other comprehensive income, category [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [Line Items]
Financial assets, carrying amount immediately after initial application of IFRS 9	0
Cash and due from financial institutions | Financial assets at amortised cost, category [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [Line Items]
Financial assets, carrying amount immediately after initial application of IFRS 9	17,020,727	[1]
Cash and due from financial institutions | Derivatives Assets Held For Hedging [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [Line Items]
Financial assets, carrying amount immediately after initial application of IFRS 9	0
Financial Assets At Fair Value Through Profit Or Loss Category [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [Line Items]
Financial assets, carrying amount immediately after initial application of IFRS 9	45,221,584	[1]
Financial Assets At Fair Value Through Profit Or Loss Category [Member] | Financial Assets At Fair Value Through Profit Or Loss Category [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [Line Items]
Financial assets, carrying amount immediately after initial application of IFRS 9	45,221,584
Financial Assets At Fair Value Through Profit Or Loss Category [Member] | Financial assets at fair value through other comprehensive income, category [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [Line Items]
Financial assets, carrying amount immediately after initial application of IFRS 9	0
Financial Assets At Fair Value Through Profit Or Loss Category [Member] | Financial assets at amortised cost, category [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [Line Items]
Financial assets, carrying amount immediately after initial application of IFRS 9	0	[1]
Financial Assets At Fair Value Through Profit Or Loss Category [Member] | Derivatives Assets Held For Hedging [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [Line Items]
Financial assets, carrying amount immediately after initial application of IFRS 9	0
Derivatives held for trading
Disclosure of financial assets at date of initial application of IFRS 9 [Line Items]
Financial assets, carrying amount immediately after initial application of IFRS 9	2,954,255	[1]
Derivatives held for trading | Financial Assets At Fair Value Through Profit Or Loss Category [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [Line Items]
Financial assets, carrying amount immediately after initial application of IFRS 9	2,954,255
Derivatives held for trading | Financial assets at fair value through other comprehensive income, category [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [Line Items]
Financial assets, carrying amount immediately after initial application of IFRS 9	0
Derivatives held for trading | Financial assets at amortised cost, category [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [Line Items]
Financial assets, carrying amount immediately after initial application of IFRS 9	0	[1]
Derivatives held for trading | Derivatives Assets Held For Hedging [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [Line Items]
Financial assets, carrying amount immediately after initial application of IFRS 9	0
Derivatives Assets Held For Hedging [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [Line Items]
Financial assets, carrying amount immediately after initial application of IFRS 9	312,124	[1]
Derivatives Assets Held For Hedging [Member] | Financial Assets At Fair Value Through Profit Or Loss Category [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [Line Items]
Financial assets, carrying amount immediately after initial application of IFRS 9	0
Derivatives Assets Held For Hedging [Member] | Financial assets at fair value through other comprehensive income, category [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [Line Items]
Financial assets, carrying amount immediately after initial application of IFRS 9	0
Derivatives Assets Held For Hedging [Member] | Financial assets at amortised cost, category [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [Line Items]
Financial assets, carrying amount immediately after initial application of IFRS 9	0	[1]
Derivatives Assets Held For Hedging [Member] | Derivatives Assets Held For Hedging [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [Line Items]
Financial assets, carrying amount immediately after initial application of IFRS 9	312,124
Loans at amortized cost
Disclosure of financial assets at date of initial application of IFRS 9 [Line Items]
Financial assets, carrying amount immediately after initial application of IFRS 9	288,970,214
Loans at amortized cost | Financial Assets At Fair Value Through Profit Or Loss Category [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [Line Items]
Financial assets, carrying amount immediately after initial application of IFRS 9	0
Loans at amortized cost | Financial assets at fair value through other comprehensive income, category [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [Line Items]
Financial assets, carrying amount immediately after initial application of IFRS 9	0
Loans at amortized cost | Financial assets at amortised cost, category [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [Line Items]
Financial assets, carrying amount immediately after initial application of IFRS 9	288,970,214	[1]
Loans at amortized cost | Derivatives Assets Held For Hedging [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [Line Items]
Financial assets, carrying amount immediately after initial application of IFRS 9	0
Financial investments
Disclosure of financial assets at date of initial application of IFRS 9 [Line Items]
Financial assets, carrying amount immediately after initial application of IFRS 9	57,041,438
Financial investments | Financial Assets At Fair Value Through Profit Or Loss Category [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [Line Items]
Financial assets, carrying amount immediately after initial application of IFRS 9	0
Financial investments | Financial assets at fair value through other comprehensive income, category [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [Line Items]
Financial assets, carrying amount immediately after initial application of IFRS 9	35,979,653
Financial investments | Financial assets at amortised cost, category [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [Line Items]
Financial assets, carrying amount immediately after initial application of IFRS 9	21,061,785	[1]
Financial investments | Derivatives Assets Held For Hedging [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [Line Items]
Financial assets, carrying amount immediately after initial application of IFRS 9	0
Other Financial Assets Member [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [Line Items]
Financial assets, carrying amount immediately after initial application of IFRS 9	10,188,293
Other Financial Assets Member [Member] | Financial Assets At Fair Value Through Profit Or Loss Category [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [Line Items]
Financial assets, carrying amount immediately after initial application of IFRS 9	0
Other Financial Assets Member [Member] | Financial assets at fair value through other comprehensive income, category [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [Line Items]
Financial assets, carrying amount immediately after initial application of IFRS 9	0
Other Financial Assets Member [Member] | Financial assets at amortised cost, category [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [Line Items]
Financial assets, carrying amount immediately after initial application of IFRS 9	10,188,293	[1]
Other Financial Assets Member [Member] | Derivatives Assets Held For Hedging [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [Line Items]
Financial assets, carrying amount immediately after initial application of IFRS 9	₩ 0

[1]	Net of allowance.